Financial Instruments (Tables)	12 Months Ended
Jan. 31, 2025
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Summary of Fair Value, Fair Value Level and Valuations Techniques and Inputs of Restricted Investments, Derivative Financial Instruments and Long-term Debt
The fair value, fair value level and valuation techniques and inputs were as follows:

		As at		As at
		January 31, 2025		January 31, 2024
	Fair value level	Carrying amount	Fair value	Carrying amount	Fair value	Valuation techniques and inputs
Restricted investments (Note 6)	Level 2	$14.7	$14.7	$13.4	$13.4	Discounted cash flows at a discount rate that reflects the current market rate for this type of investments at the end of the reporting period
Non-controlling interest liability (Note 14)	Level 3	$(23.4)	$(23.4)	$(26.4)	$(26.4)	Discounted cash flows. Future cash flows are estimated based on Pinion’s performance and a predetermined purchase price formula, discounted at a rate that reflects the credit risk of the Company
Derivative financial instruments
Discounted cash flows. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of the Company

Forward exchange contracts
Assets (Note 6)	Level 2	$6.2	$6.2	$19.6	$19.6
Liabilities (Note 14)	Level 2	(60.2)	(60.2)	(7.8)	(7.8)
Interest rate cap (Note 6)	Level 2	21.1	21.1	59.4	59.4	Discounted cash flows. Future cash flows, which correspond to series of caplets, are estimated using the Normal valuation model and discounted at a rate that reflects credit market conditions
Other (Note 14)	Level 2	(4.1)	(4.1)	—	—
Discounted cash flows. Future cash flows are estimated based on commodity exchange rates and market price of the Company’s shares (from observable commodity exchange rates and share price at the end of the reporting period), discounted at a rate that reflects the credit risk of the Company.

Total derivative financial instruments	Level 2	$(37.0)	$(37.0)	$71.2	$71.2
Term Facility (Note 15)	Level 1	$(2,799.3)	$(2,809.6)	$(2,609.7)	$(2,614.0)	Quoted bid prices in an active market
Term Loans (Note 15)	Level 2	$(125.8)	$(134.5)	$(153.4)	$(158.3)	Discounted cash flows. Cash flows used for valuation are those contractually due and are discounted at a rate that reflects the credit risk of the Company

Summary of Impact on Consolidated Net Income and Other Comprehensive Income of Variation of Foreign Exchange Rates on Financial Instruments Subject to Foreign Exchange Risks
The table below presents the impact on consolidated net income and consolidated other comprehensive income of a variation of foreign exchange rates on financial instruments subject to foreign exchange risks as at January 31, 2025 and 2024:

	As at January 31, 2025			As at January 31, 2024
	Percentage of Variation [a]	Impact on Net income	Impact on Other comprehensive income	Percentage of Variation [a]	Impact on Net income	Impact on Other comprehensive income
					Reclassified (Note 2)	Reclassified (Note 2)
USD / CAD	5%	$157.5 [b]	$54.3	5%	$127.3 [b]	$76.1
Euro / CAD	2%	$17.0	$—	5%	$1.9	$—
Other	3%	$(30.9)	$(0.8)	3%	$(8.4)	$3.1
[a]
Based on variations that might exist at the closing dates.
[b]
Mainly from the long-term debt denominated in U.S. dollars.

Summary of Notional Amounts Outstanding Under Foreign Exchange Contracts, Average Contractual Exchange Rates and Settlement Periods of Contracts
The following tables set out the notional amounts outstanding under hedging foreign exchange contracts, the carrying amount, the average contractual exchange rates and the settlement periods of these contracts:

	As at January 31, 2025
				Carrying amount
Currencies (sold/bought)	Average rate	Notional amount	[a]	Other financial assets	Other financial liabilities

Cash flow hedge

USD/CAD
Less than 12 months	1.3468	$669.5		$4.1	$43.4
Between 12 and 24 months	1.3587	344.0		—	12.2
Between 24 and 36 months	1.3708	103.1		—	1.2

Other currencies
Less than 12 months	n.a	93.1		1.4	2.5
Between 12 and 24 months	n.a	23.6		0.2	0.4

Total cash flow hedge				$5.7	$59.7

Fair value hedge

USD/CAD
Less than 12 months	1.4407	$639.3		$0.3	$—

Euro/CAD
Less than 12 months	1.5027	172.6		—	0.3

Other currencies
Less than 12 months	n.a	106.5		0.2	0.2

Total fair value hedge				$0.5	$0.5

Total foreign exchange contracts				$6.2	$60.2
[a]
Exchange rates as at January 31, 2025 were used to translate notional amounts denominated in foreign currencies into Canadian dollars.

	As at January 31, 2024
				Carrying amount
Currencies (sold/bought)	Average rate	Notional amount	[a]	Other financial assets	Other financial liabilities

Cash flow hedge

USD/CAD
Less than 12 months	1.3492	$682.7		$8.5	$2.4
Between 12 and 24 months	1.3475	735.7		6.5	0.2
Between 24 and 36 months	1.3501	208.2		2.3	—

Other currencies
Less than 12 months	n.a	116.7		1.5	3.0
Between 12 and 24 months	n.a	36.2		0.2	1.5

Total cash flow hedge				$19.0	$7.1

Fair value hedge

USD/CAD
Less than 12 months	1.3371	$137.3		$—	$—

Euro/CAD
Less than 12 months	1.4576	181.9		0.1	0.1

Other currencies
Less than 12 months	n.a	16.0		0.5	0.6

Total cash flow hedge				$0.6	$0.7

Total foreign exchange contracts				$19.6	$7.8
[a]
Exchange rates as at January 31, 2024 were used to translate notional
amounts denominated in foreign currencies into Canadian dollars.

Summary of Financial Liabilities Instalments Payable When Contractually Due
The following table summarizes the contractual maturities of the Company’s financial liabilities as at January 31, 2025:

	Less than 1 year	1-3 years	4-5 years	More than 5 years	Total amount
Trade payables and accruals	$1,222.1	$—	$—	$—	$1,222.1
Long-term debt (including interest)	231.3	1,126.4	1,053.6	1,453.7	3,865.0
Lease liabilities (including interest)	54.4	78.7	41.2	58.6	232.9
Derivative financial instruments	46.3	18.0	—	—	64.3
Other financial liabilities	39.9	27.8	1.3	33.1	102.1
Total	$1,594.0	$1,250.9	$1,096.1	$1,545.4	$5,486.4

Summary of Information Considered to be Exposed to Credit Risk
The following table provides further details on receivables for which the Company considers to be exposed to credit risk as at January 31, 2025 and 2024:

	January 31, 2025	January 31, 2024
Trade and other receivables	$617.3	$656.3
Sales tax and other government receivables	(137.3)	(107.2)
Total exposed to credit risk	$480.0	$549.1

Not past due	$475.4	$527.9
Past due
Under 60 days	2.6	13.4
From 60 to 90 days	2.0	2.5
Over 90 days	6.5	10.8
Allowance for doubtful accounts	(6.5)	(5.5)
Total exposed to credit risk	$480.0	$549.1